UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

This Form 10-D is being revised to update NOI for the 11 Madison Avenue loan.

Amendment No. 1 to
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 17, 2006 to November 17, 2006

Commission File Number of issuing entity: 333-129918-05

Commercial Mortgage Pass-Through Certificates, Series 2006-C4
Credit Suisse Commercial Mortgage Trust Series 2006-C4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-129918

Credit Suisse First Boston Mortgage Securities Corp.,
(Exact name of depositor as specified in its charter)

Column Financial, Inc.
LaSalle Bank National Association
KeyBank National Association
NCB, FSB
Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not yet received by the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1, A-2, A-AB, A-3, A-4FL, A-1-A, A-M, and A-J.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Credit Suisse Commercial Mortgage Trust Series 2006-C4 Asset Backed Securities is attached as Exhibit 99.1.  The monthly distribution report revises and replaces the monthly distribution report for the issuing entity dated and filed November 28, 2006.

PART II - OTHER INFORMATION
Item 9. Exhibits.
(a) 99.1 Revised monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the distribution period referenced above. The date and time stamp on the attached monthly distribution report is 27-Mar-2007 10:45.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse First Boston Mortgage Securities Corp.
Date:	March 28, 2007
/s/ Jeffrey Altabef
Name: Jeffrey Altabef
Title: Managing Director